COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	The aggregate minimum future payments under these leases are approximately as follows:
Year ending December 31,

2014	$145,735
2015	16,200
2016	16,200
Total	$178,135